Net financial results (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Financial expenses [Abstract]
Interest on loans, financing and debentures (1)			R$ (1,743,417)	R$ (1,797,937)
Amortization of transaction costs (2)			(39,616)	(32,421)
Interest expenses on lease liabilities (3)			(222,185)	(223,237)
Other			(278,075)	(254,471)
Financial expenses			(2,283,293)	(2,308,066)
Financial income [Abstract]
Cash and cash equivalents and marketable securities			819,082	683,608
Other			62,023	106,290
Financial income			881,105	789,898
Results from derivative financial instruments [Abstract]
Income			824,285	6,758,955
Expenses			(5,349,163)	(1,859,936)
Results from derivative financial instruments	R$ (3,890,341)	R$ 2,903,766	(4,524,878)	4,899,019
Monetary and exchange rate variations, net [Abstract]
Exchange rate variations on loans, financing and debentures			(9,383,027)	4,543,048
Leases			(329,505)	191,986
Other assets and liabilities (4)			1,525,875	(1,110,099)
Monetary and exchange rate variations, net	R$ (6,487,329)	R$ 2,376,817	(8,186,657)	3,624,935
Net financial result			(14,113,723)	7,005,786
Interest costs capitalised			802,515	511,650
Transaction Costs for Loans and Financing				19
Reclassification to biological assets			R$ 104,137	R$ 49,946